PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2026
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks 99.6%
Aerospace & Defense 2.4%
ATI, Inc.*	2,400	$420,384
General Dynamics Corp.	8,080	2,802,306
L3Harris Technologies, Inc.	2,040	642,967
Lockheed Martin Corp.	3,880	2,058,146
V2X, Inc.*	2,200	182,886
Woodward, Inc.	100	35,003
		6,141,692
Air Freight & Logistics 1.6%
Expeditors International of Washington, Inc.	800	126,392
FedEx Corp.	7,100	2,923,425
United Parcel Service, Inc. (Class B Stock)	8,800	938,872
		3,988,689
Automobile Components 0.2%
BorgWarner, Inc.	4,100	294,462
Dana, Inc.	3,100	109,771
Lear Corp.	400	57,248
Versigent PLC*	333	14,692
		476,173
Automobiles 0.4%
Ford Motor Co.	17,900	312,176
General Motors Co.	8,396	698,883
		1,011,059
Banks 3.8%
Associated Banc-Corp.	27,700	770,337
Bank of America Corp.	4,711	243,087
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,700	434,742
Bank OZK	13,200	638,748
California BanCorp	2,900	55,042
Carter Bankshares, Inc.	9,200	251,160
Civista Bancshares, Inc.	5,000	129,500
JPMorgan Chase & Co.	13,064	3,910,186
Parke Bancorp, Inc.	3,800	116,774
Regions Financial Corp.	32,300	904,400
Shore Bancshares, Inc.	14,600	301,636
Third Coast Bancshares, Inc.*	3,600	137,736
Truist Financial Corp.	3,100	149,451
U.S. Bancorp	24,800	1,360,280
Zions Bancorp NA	7,200	449,640
		9,852,719
Beverages 0.2%
Coca-Cola Consolidated, Inc.	1,100	190,586
Keurig Dr. Pepper, Inc.	9,800	294,294
		484,880
Biotechnology 1.9%
AbbVie, Inc.	3,300	718,476
Amgen, Inc.	2,460	828,503
Exelixis, Inc.*	10,700	540,136
Gilead Sciences, Inc.	9,100	1,223,313

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Incyte Corp.*	1,700	$164,458
Regeneron Pharmaceuticals, Inc.	1,580	971,353
United Therapeutics Corp.*	900	501,138
		4,947,377
Broadline Retail 1.2%
Amazon.com, Inc.*	10,800	2,922,912
Dillard’s, Inc. (Class A Stock)	300	177,063
		3,099,975
Building Products 1.5%
Hayward Holdings, Inc.*	7,800	110,058
Johnson Controls International PLC	21,700	2,909,102
Masco Corp.	8,500	597,125
Trane Technologies PLC	480	216,624
		3,832,909
Capital Markets 5.9%
Ameriprise Financial, Inc.	2,040	909,248
Bank of New York Mellon Corp. (The)	19,610	2,734,222
Charles Schwab Corp. (The)	31,200	2,725,320
Goldman Sachs Group, Inc. (The)	3,390	3,476,649
Morgan Stanley	18,062	3,756,896
Northern Trust Corp.	7,900	1,307,055
S&P Global, Inc.	200	84,800
State Street Corp.	618	96,186
Virtu Financial, Inc. (Class A Stock)	1,700	85,255
		15,175,631
Chemicals 0.7%
CF Industries Holdings, Inc.	7,400	831,390
Linde PLC	2,080	1,035,195
		1,866,585
Commercial Services & Supplies 0.5%
Cimpress PLC (Ireland)*	6,200	611,072
Deluxe Corp.	25,000	607,250
		1,218,322
Communications Equipment 1.6%
Ciena Corp.*	200	116,046
Cisco Systems, Inc.	31,900	3,841,398
Lumentum Holdings, Inc.*	200	170,992
		4,128,436
Construction & Engineering 0.1%
Valmont Industries, Inc.	400	207,924
Consumer Finance 0.8%
Bread Financial Holdings, Inc.	4,300	383,001
PROG Holdings, Inc.	16,600	610,382

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Consumer Finance (cont’d.)
SLM Corp.	21,900	$484,428
Synchrony Financial	8,800	628,672
		2,106,483
Consumer Staples Distribution & Retail 2.1%
Albertson’s Cos., Inc. (Class A Stock)	48,100	750,841
Dollar General Corp.	8,600	951,246
Dollar Tree, Inc.*	1,900	221,236
Kroger Co. (The)	5,100	316,965
Maplebear, Inc.*	6,400	254,720
Target Corp.	12,600	1,601,082
Walmart, Inc.	10,356	1,198,707
		5,294,797
Containers & Packaging 0.1%
Crown Holdings, Inc.	2,400	228,192
Distributors 0.1%
GigaCloud Technology, Inc. (Class A Stock)*	7,100	255,884
Diversified Consumer Services 0.7%
ADT, Inc.	96,800	649,528
Frontdoor, Inc.*	4,100	254,487
H&R Block, Inc.	9,800	377,202
Perdoceo Education Corp.	14,000	453,320
Strategic Education, Inc.	2,200	168,850
		1,903,387
Diversified Telecommunication Services 3.3%
AT&T, Inc.	144,400	3,581,120
Comcast Corp. (Class A Stock)	70,582	1,755,374
Verizon Communications, Inc.	66,416	3,175,349
		8,511,843
Electric Utilities 3.4%
American Electric Power Co., Inc.	5,000	633,350
Duke Energy Corp.	24,200	2,970,066
Edison International	32,700	2,287,038
Eversource Energy	6,900	471,063
Exelon Corp.	11,741	535,859
PG&E Corp.	117,100	1,913,414
		8,810,790
Electrical Equipment 1.8%
AMETEK, Inc.	8,000	1,806,800
Emerson Electric Co.	2,900	417,078
nVent Electric PLC	3,300	551,067
Rockwell Automation, Inc.	3,400	1,533,604
Sensata Technologies Holding PLC	5,200	256,828
		4,565,377
Electronic Equipment, Instruments & Components 1.8%
Avnet, Inc.	3,500	304,255
Flex Ltd.*	5,300	799,134
Ingram Micro Holding Corp.	3,500	98,875

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Jabil, Inc.	3,600	$1,312,416
Keysight Technologies, Inc.*	2,000	676,660
Kimball Electronics, Inc.*	8,200	212,626
ScanSource, Inc.*	12,900	596,883
TD SYNNEX Corp.	1,400	365,792
Vontier Corp.	6,700	190,146
		4,556,787
Energy Equipment & Services 0.7%
Halliburton Co.	21,200	823,620
National Energy Services Reunited Corp.*	7,200	175,320
TechnipFMC PLC (United Kingdom)	10,700	732,094
		1,731,034
Entertainment 0.2%
Walt Disney Co. (The)	6,100	621,163
Financial Services 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	9,158	4,345,288
Enact Holdings, Inc.	9,600	401,184
MGIC Investment Corp.	30,900	779,298
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	29,000	271,150
PayPal Holdings, Inc.	3,100	138,725
Radian Group, Inc.	16,200	553,230
		6,488,875
Food Products 1.3%
Darling Ingredients, Inc.*	2,300	135,930
Fresh Del Monte Produce, Inc.	8,600	276,404
Mondelez International, Inc. (Class A Stock)	11,100	678,987
Pilgrim’s Pride Corp.	6,500	184,015
Smithfield Foods, Inc.	49,300	1,273,419
Tyson Foods, Inc. (Class A Stock)	14,400	878,688
		3,427,443
Gas Utilities 0.7%
National Fuel Gas Co.	24,300	1,877,175
Ground Transportation 0.2%
Union Pacific Corp.	1,500	393,960
Health Care Equipment & Supplies 0.8%
Edwards Lifesciences Corp.*	8,200	709,054
ResMed, Inc.	2,120	404,008
Solventum Corp.*	10,800	809,460
STERIS PLC	1,100	234,003
		2,156,525
Health Care Providers & Services 3.3%
Aveanna Healthcare Holdings, Inc.*	4,900	35,133
Cardinal Health, Inc.	3,300	649,440
Cigna Group (The)	4,560	1,264,944
CVS Health Corp.	9,500	864,310
Elevance Health, Inc.	1,560	613,377
HCA Healthcare, Inc.	3,820	1,446,023
McKesson Corp.	360	267,278

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Tenet Healthcare Corp.*	4,000	$701,280
UnitedHealth Group, Inc.	5,520	2,099,311
Universal Health Services, Inc. (Class B Stock)	4,200	613,662
		8,554,758
Hotel & Resort REITs 0.9%
DiamondRock Hospitality Co.	17,900	196,721
Host Hotels & Resorts, Inc.	86,500	1,987,770
		2,184,491
Hotels, Restaurants & Leisure 1.3%
Boyd Gaming Corp.	2,500	206,700
Carnival Corp. Ltd.	13,500	378,810
Churchill Downs, Inc.	7,800	680,238
El Pollo Loco Holdings, Inc.*	37,100	551,677
Expedia Group, Inc.	600	135,474
Las Vegas Sands Corp.	6,600	333,762
Travel + Leisure Co.	15,700	1,067,600
		3,354,261
Household Products 0.6%
Central Garden & Pet Co. (Class A Stock)*	7,900	269,627
Church & Dwight Co., Inc.	9,800	937,174
Procter & Gamble Co. (The)	1,872	268,744
		1,475,545
Independent Power & Renewable Electricity Producers 0.2%
Vistra Corp.	2,400	384,552
Industrial Conglomerates 0.5%
3M Co.	7,700	1,179,101
Insurance 2.8%
Allstate Corp. (The)	13,000	2,679,170
American International Group, Inc.	21,100	1,566,253
Arch Capital Group Ltd.*	900	80,406
Axis Capital Holdings Ltd.	7,900	749,947
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)	22,700	672,147
Hartford Insurance Group, Inc. (The)	3,300	419,529
Mercury General Corp.	1,300	127,439
RenaissanceRe Holdings Ltd. (Bermuda)	1,260	353,241
SiriusPoint Ltd.*	1,000	21,350
Slide Insurance Holdings, Inc.*	23,500	423,705
Universal Insurance Holdings, Inc.	2,600	96,252
		7,189,439
Interactive Media & Services 4.3%
Alphabet, Inc. (Class A Stock)	13,800	5,248,692
Alphabet, Inc. (Class C Stock)	9,400	3,538,442
Match Group, Inc.	12,500	451,625
Meta Platforms, Inc. (Class A Stock)	2,800	1,771,028
		11,009,787
IT Services 1.9%
Accenture PLC (Class A Stock)	7,400	1,384,318

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Cognizant Technology Solutions Corp. (Class A Stock)	24,300	$1,354,846
EPAM Systems, Inc.*	500	51,230
GoDaddy, Inc. (Class A Stock)*	1,500	128,745
International Business Machines Corp.	6,740	2,007,172
		4,926,311
Life Sciences Tools & Services 1.1%
Charles River Laboratories International, Inc.*	800	144,568
IQVIA Holdings, Inc.*	1,600	291,536
Sotera Health Co.*	20,100	314,364
Thermo Fisher Scientific, Inc.	4,160	2,048,842
West Pharmaceutical Services, Inc.	400	129,124
		2,928,434
Machinery 3.3%
AGCO Corp.	2,900	325,612
Blue Bird Corp.*	5,900	399,843
Caterpillar, Inc.	1,520	1,331,323
Cummins, Inc.	340	219,854
Dover Corp.	4,300	908,848
Fortive Corp.	17,300	1,008,936
Lincoln Electric Holdings, Inc.	400	103,396
Mueller Industries, Inc.	9,200	1,183,120
Nordson Corp.	4,400	1,264,252
Parker-Hannifin Corp.	1,300	1,098,019
Toro Co. (The)	7,400	665,112
		8,508,315
Marine Transportation 0.2%
Costamare, Inc. (Monaco)	36,600	562,908
Media 0.8%
Fox Corp. (Class A Stock)	5,000	319,600
Fox Corp. (Class B Stock)	18,900	1,084,671
Gray Media, Inc.	49,000	196,490
New York Times Co. (The) (Class A Stock)	400	30,084
Nexstar Media Group, Inc.	600	107,058
Versant Media Group, Inc.	5,431	234,293
		1,972,196
Metals & Mining 1.2%
Newmont Corp.	18,800	2,064,428
Nucor Corp.	3,900	975,000
SSR Mining, Inc. (Canada)*	1,800	56,196
		3,095,624
Mortgage Real Estate Investment Trusts (REITs) 0.1%
TPG Mortgage Investment Trust, Inc.	42,000	324,240
Multi-Utilities 0.7%
Consolidated Edison, Inc.	1,600	169,008
Public Service Enterprise Group, Inc.	21,300	1,675,245
		1,844,253

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 5.2%
APA Corp.	16,700	$608,381
Cheniere Energy, Inc.	1,300	292,318
Chevron Corp.	2,038	371,854
ConocoPhillips	11,415	1,301,082
Devon Energy Corp.	34,800	1,548,252
EOG Resources, Inc.	15,000	2,000,700
Exxon Mobil Corp.	18,871	2,741,201
HF Sinclair Corp.	5,300	370,417
Marathon Petroleum Corp.	3,800	945,326
Ovintiv, Inc.	22,600	1,266,504
Phillips 66	4,500	791,460
Riley Exploration Permian, Inc.	3,800	126,388
Valero Energy Corp.	3,900	954,798
		13,318,681
Passenger Airlines 1.0%
Delta Air Lines, Inc.	8,200	676,336
SkyWest, Inc.*	5,000	428,250
United Airlines Holdings, Inc.*	13,200	1,515,360
		2,619,946
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	45,700	2,613,126
Collegium Pharmaceutical, Inc.*	3,600	120,996
Elanco Animal Health, Inc.*	6,200	147,870
Harmony Biosciences Holdings, Inc.*	2,200	69,498
Jazz Pharmaceuticals PLC*	1,900	449,331
Johnson & Johnson	28,220	6,358,813
Merck & Co., Inc.	21,100	2,504,992
Pfizer, Inc.	92,486	2,421,283
		14,685,909
Professional Services 0.7%
ExlService Holdings, Inc.*	4,000	116,120
Genpact Ltd.	39,700	1,308,115
IBEX Holdings Ltd.*	8,900	281,596
		1,705,831
Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	1,900	237,576
Jones Lang LaSalle, Inc.*	3,200	903,392
		1,140,968
Retail REITs 0.3%
Brixmor Property Group, Inc.	19,300	589,808
CBL & Associates Properties, Inc.	1,200	57,708
		647,516
Semiconductors & Semiconductor Equipment 11.2%
Advanced Micro Devices, Inc.*	3,900	2,012,790
Analog Devices, Inc.	8,300	3,434,955
Applied Materials, Inc.	4,460	2,007,267
Cirrus Logic, Inc.*	5,800	985,710
GLOBALFOUNDRIES, Inc.*	700	55,979
Intel Corp.*	25,900	2,970,212

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
KLA Corp.	180	$345,908
Lam Research Corp.	4,000	1,272,720
Marvell Technology, Inc.	6,600	1,353,000
Micron Technology, Inc.	10,560	10,253,760
MKS, Inc.	4,900	1,588,874
ON Semiconductor Corp.*	700	84,434
QUALCOMM, Inc.	2,400	602,448
Skyworks Solutions, Inc.	3,600	280,260
Teradyne, Inc.	1,100	411,741
Texas Instruments, Inc.	3,100	947,608
		28,607,666
Software 2.2%
Adobe, Inc.*	3,980	1,031,656
Autodesk, Inc.*	1,200	277,572
Consensus Cloud Solutions, Inc.*	12,900	443,115
Docusign, Inc.*	2,400	126,048
Gen Digital, Inc.	49,600	1,279,184
Pegasystems, Inc.	13,200	471,636
Salesforce, Inc.	4,900	936,390
Teradata Corp.*	34,700	1,181,535
		5,747,136
Specialized REITs 1.5%
EPR Properties	14,400	821,520
Millrose Properties, Inc.	18,900	533,358
VICI Properties, Inc.	91,000	2,568,020
		3,922,898
Specialty Retail 1.4%
Asbury Automotive Group, Inc.*	1,100	206,481
AutoNation, Inc.*	300	56,316
Bath & Body Works, Inc.	22,700	454,454
Ross Stores, Inc.	9,000	2,085,570
Urban Outfitters, Inc.*	8,900	646,585
Zumiez, Inc.*	5,000	123,150
		3,572,556
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	1,500	468,090
Dell Technologies, Inc. (Class C Stock)	2,600	1,094,366
Sandisk Corp.*	1,500	2,542,470
Western Digital Corp.	4,160	2,209,834
		6,314,760
Textiles, Apparel & Luxury Goods 0.0%
Crocs, Inc.*	800	94,936
Tobacco 1.3%
Altria Group, Inc.	47,100	3,277,218

PGIM Quant Solutions Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2026
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.4%
Rush Enterprises, Inc. (Class A Stock)	1,700	$117,861
United Rentals, Inc.	840	836,363
		954,224

Total Common Stocks (cost $187,576,192)		255,466,546
Unaffiliated Exchange-Traded Fund 0.4%
iShares Russell 1000 Value ETF (cost $823,983)	3,730	887,591

Total Long-Term Investments (cost $188,400,175)		256,354,137

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.757%) (cost $299,014)(wb)	299,014	299,014

TOTAL INVESTMENTS 100.1% (cost $188,699,189)		256,653,151
Liabilities in excess of other assets (0.1)%		(215,979)

Net Assets 100.0%		$256,437,172

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).